Property, equipment and software, net (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, equipment and software, net
Depreciation expenses for property, equipment and software	123,749,329	122,235,919	70,948,008